Note 11 - Other Assets	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Assets Disclosure [Text Block]
11.	OTHER ASSETS

(In Thousands)

	December 31
	2021	2020

Deferred charges	$1,370	$3,194
Refundable deposits (refer to Note 17)	1,290	474
Land use rights	630	649
Deferred income tax assets – noncurrent (refer to Note 13)	50	52

Total	$3,340	$4,369

Deferred charges are advanced payments for consulting, maintenance, and engineering license contracts and are amortized over the terms of the contracts from 2 to 5 years. Amortization expense of the deferred charges for the years ended December 31, 2021, 2020, and 2019, was approximately $2,213,000, $1,884,000, and $738,000, respectively.

In order to focus on high entry barrier and high margin mixed-signal design market, the Company in May of 2020 entered into two-year agreements with Dashun to streamline the power group, which comprised of the Company’s internal circuits products for smart phone and notebook business in China. Dashun was engaged to support the company’s existing power group customers in China by providing continuous product sales and related engineering services supports. The Company has paid $3,000,000 as prepayment of services (recoded as deferred charges) and amortized it on a straight-line basis over two-year service lives. Meanwhile, the Company provides the support service of operation and testing to the products designated by Dashun. Amounts under the agreement are to be received in installments by the end of April 2022 in accordance with an agreed upon collection schedule, which is started from May 2020, and the amount were $400,000 and $275,000 each quarter for the first and second year, respectively, and should be paid no later than two months by the end of each quarter. The receivable resulted from this contract for the years ended December 31, 2021 and 2020, was $183,000 and $267,000, respectively, (recorded as other receivable).

In June of 2020, the Company sold related research and development, testing and office equipment scoping into the streamlined project to Beijing Big Moment Technology Co., Ltd. (“BMT Beijing”), an affiliate of Dashun, with the amount about $140,000 collectively and a net gain of $5,000 was recorded for the year ended December 31, 2020. In August of 2020, we also sold certain China registered patents related to smart phone and power products to BMT Beijing with the amount about $150,000.

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the land use rights agreement which is 49.7 years. Amortization expense of the land use rights for the years ended December 31, 2021, 2020, and 2019, were all approximately $19,000.